Product Warranty Provision	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warranty provision [abstract]
Product warranty provision
20. Product warranty provision
The Company provides maximum of two years of warranty for all products. The amount of product warranty provision as of June 30, 2024 and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Product warranty provision	31,528	30,957

Total	31,528	30,957

20. Product warranty provision
The Company provides maximum of two years of warranty for all products. The amount of product warranty provision as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Product warranty provision	30,957	36,099

Total	30,957	36,099